LONG-TERM INVESTMENTS - Oher equity investments (Details)	1 Months Ended					12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2019 CNY (¥)	May 31, 2019 CNY (¥) director	Jun. 30, 2018 CNY (¥) director	Sep. 30, 2017 CNY (¥) director	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Aug. 30, 2020
Other equity investments
Cash consideration						¥ 457,326	$ 70,088	¥ 5,688,340	¥ 1,000,000
Ronglian Yitong | Hangzhou Paileyun Technology Co., Ltd.
Other equity investments
Equity interest (as a percent)	2.88%	3.00%									3.00%
Ronglian Yitong | Beijing Hanyuhaikuo Software Technology Co., Ltd.
Other equity investments
Equity interest (as a percent)					6.56%
Ronglian Yitong | Beijing Hujingtiaoyue Technology Co., Ltd.
Other equity investments
Equity interest (as a percent)			4.29%	5.45%
Number of directors, right to appoint | director			1	1	1
Ronglian Huitong | Hangzhou Paileyun Technology Co., Ltd.
Other equity investments
Equity interest (as a percent)	3.00%
Beijing Hujingtiaoyue Technology Co., Ltd.
Other equity investments
Gain recognized from the change in fair value			¥ 900,000	¥ 100,000
Hangzhou Paileyun Technology Co., Ltd.
Other equity investments
Gain recognized from the change in fair value						¥ 2,154,334
Hangzhou Paileyun Technology Co., Ltd. | Ronglian Yitong
Other equity investments
Cash consideration		¥ 3,188,340
Hangzhou Paileyun Technology Co., Ltd. | Ronglian Huitong
Other equity investments
Cash consideration	¥ 457,326
Beijing Hanyuhaikuo Software Technology Co., Ltd. | Ronglian Yitong
Other equity investments
Cash consideration					¥ 4,000,000
Sichuan Taojinniwo Information Technology Co., Ltd.and Beijing Hanyuhaikuo Software Technology Co., Ltd.
Other equity investments
Other than temporary loss for the investments recognized										¥ 11,700,000